Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 129	$ 126
Termination and long-term service arrangements	398	375
Retirement medical benefits plans	17	17
Other long-term employee benefits	10	15
Long-term employee benefit obligations	$ 554	$ 533